SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                                January 13, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:   AllianceBernstein Variable Products Series Fund, Inc.
            - AllianceBernstein Dynamic Asset Allocation Portfolio File Nos. 33-18647 and 811-5398
            ------------------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), we are filing Post-Effective Amendment No. 52 under the 1933 Act and Amendment No. 53 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). We are making this filing for the purpose of registering shares of one (1) new portfolio, the AllianceBernstein Dynamic Asset Allocation Portfolio.

      Please direct any comments or questions to Kathleen Clarke or the undersigned at (202) 737-8833.

                                        Sincerely,


                                        /s/ Young Seo
                                        -------------
                                            Young Seo

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